DEBT FACILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
DEBT FACILITIES [Text Block]

21. DEBT FACILITIES

The movement in debt facilities during the year ended December 31, 2025 and year ended December 31, 2024, respectively, are comprised of the following:

	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2023	$199,406	$20,406	$219,812
Finance costs
Interest expense	863	2,619	3,482
Accretion	9,679	-	9,679
Repayments of principal	-	(20,000)	(20,000)
Repayments of finance costs	(865)	(2,626)	(3,491)
Balance at December 31, 2024	$209,083	$399	$209,482
Gross proceeds from debt financing	$350,000	$-	$350,000
Portion allocated to equity reserves from debt financing	(102,493)	-	($102,493)
Finance costs
Interest expense	845	1,403	2,248
Accretion	10,796	-	10,796
Repayments of principal	(165,717)	-	(165,717)
Transaction costs	(9,515)	-	(9,515)
Repayments of finance costs	(1,119)	(1,465)	(2,585)
Balance at December 31, 2025	$291,880	$337	$292,216

Statements of Financial Position Presentation
Current portion of debt facilities	$426	$399	$825
Non-current portion of debt facilities	208,657	-	208,657
Balance at December 31, 2024	$209,083	$399	$209,482
Current portion of debt facilities	$151	$337	$487
Non-current portion of debt facilities	291,729	-	291,729
Balance at December 31, 2025	$291,880	$337	$292,216

(a) Convertible Debentures

2021 Senior Convertible Debentures

On December 2, 2021, the Company issued $230 million of unsecured senior convertible debentures (the "2021 Notes"). The Company received net proceeds of $222.8 million after transaction costs of $7.2 million. The 2021 Notes mature on January 15, 2027 and bear an interest rate of 0.375% per annum, payable semi-annually in arrears in January and July of each year.

The 2021 Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of 60.3865 common shares per $1,000 principal amount of 2021 Notes converted, representing an initial conversion price of $16.56 per common share, subject to certain anti-dilution adjustments.

The Company may not redeem the 2021 Notes before January 20, 2025 except in the event of certain changes in Canadian tax law. At any time on or after January 20, 2025 and until maturity, the Company may redeem all or part of the 2021 Notes for cash if the last reported share price of the Company's common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price in effect on each such trading day. The redemption price is equal to the sum of:

(i) 100% of the principal amount of the 2021 Notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date.

The Company is required to offer to purchase for cash all of the outstanding 2021 Notes upon a fundamental change, at a cash purchase price equal to 100% of the principal amount of the 2021 Notes to be purchased, plus accrued and unpaid interest, if any, up to the fundamental change purchase date.

The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument.

At initial recognition, net proceeds of $222.8 million from the 2021 Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at $180.4 million using a discounted cash flow model method with an expected life of five years and a discount rate of 4.75%. This amount is recorded as a financial liability on an amortized cost basis using the effective interest method at an effective interest rate of 5.09% until extinguished upon conversion or at its maturity date.

The conversion option is classified as equity and was estimated based on the residual value of $42.3 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of $11.4 million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves.

Transaction costs of $7.2 million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.

2025 Senior Convertible Debentures

On December 8, 2025, the Company issued $350.0 million of unsecured senior convertible debentures (the "2025 Notes"). The Company received net proceeds of $340.5 million after transaction costs of $9.5 million. The 2025 Notes mature on January 15, 2031 and bear an interest rate of 0.125% per annum, payable semi-annually in arrears in January and July of each year.

The 2025 Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of 44.7227 common shares per $1,000 principal amount of 2025 Notes converted, representing an initial conversion price of $22.36 per common share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, holders of the 2025 Notes may be entitled to an increased conversion rate.

The Company may not redeem the 2025 Notes before January 20, 2029 except in the event of certain changes in Canadian tax law. At any time on or after January 20, 2029 and until maturity, the Company may redeem all or part of the 2025 Notes for cash if the last reported share price of the Company's common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price in effect on each such trading day. The redemption price is equal to the sum of: (i) 100% of the principal amount of the 2025 Notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date.

The Company is required to offer to purchase for cash all of the outstanding 2025 Notes upon a fundamental change, at a cash purchase price equal to 100% of the principal amount of the 2025 Notes to be purchased, plus accrued and unpaid interest, if any, up to the fundamental change purchase date.

The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument.

At initial recognition, net proceeds of $340.5 million from the 2025 Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at $238.0 million using a discounted cash flow model method with an expected life of five years and a discount rate of 7.59%. This amount is recorded as a financial liability on an amortized cost basis using the effective interest method at an effective interest rate of 7.62% until extinguished upon conversion or at its maturity date.

The conversion option is classified as equity and was estimated based on the residual value of $102.5 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of $28.4 million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves.

Transaction costs of $9.5 million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.

A portion of the 2025 Notes proceeds received were used to redeem 174,708 of the 2021 Notes for total costs of $214.7 million. The total proceeds were allocated to the carrying value of the debt by $162.6 million and $45.0 million to equity reserves, net of a deferred tax recovery of $7.2 million, for the 2021 Notes. This resulted in gain on the settlement of debt of $3.4 million. The remaining 55,292 2021 Notes were unconverted as of December 31, 2025, with a carrying value $52.7 million allocated to debt.

(b) Revolving Credit Facility

On June 28, 2024, the Company amended its senior secured revolving credit facility (the "Revolving Credit Facility") with the Bank of Montreal, BMO Harris Bank N.A., Bank of Nova Scotia, Toronto Dominion Bank and National Bank of Canada (the "syndicate") to amend the definition of indebtedness to exclude surety bonds, and to adjust the leverage covenant threshold from 3.00:1.00 (gross) to a 3.50:1.00 (net) leverage ratio. On April 11, 2025, the Revolving Credit Facility was further amended to extend the maturity date to April 11, 2028. The credit limit remains at $175.0 million. The amendment also incorporated Gatos Silver Inc. into the facility as a material subsidiary and guarantor, and included an accordion feature of $100 million, which may be activated at the Company's discretion, subject to lender approval. Interest on the drawn balance will accrue at the Secured Overnight Financing Rate ("SOFR") plus an applicable range of 2.00% to 3.25% per annum while the undrawn portion is subject to a standby fee with an applicable range of 0.45% to 0.73% per annum, dependent on certain financial parameters of First Majestic. As at December 31, 2025, the applicable rates were 2.00% and 0.45% per annum, respectively. These debt facilities are guaranteed by certain subsidiaries of the Company and are also secured by a first priority charge against the assets of the Company, and a first priority pledge of shares of the Company's subsidiaries.

The Revolving Credit Facility includes financial covenants, to be tested quarterly on a consolidated basis, requiring First Majestic to maintain the following: (a) a net leverage ratio based on net indebtedness to rolling four quarters adjusted EBITDA of not more than 3.50 to 1.00; and (b) an interest coverage ratio, based on rolling four quarters adjusted EBITDA divided by interest payments, of not less than 4.00 to 1.00. The debt facilities also provide for negative covenants customary for these types of facilities and allows the Company to enter into finance leases, excluding any leases that would have been classified as operating leases in effect immediately prior to the implementation of IFRS 16 - Leases, of up to $50.0 million. As at December 31, 2025, the Company was in compliance with all of its debt covenants.

At December 31, 2025, the Company had letters of credit outstanding in the amount of $35.4 million (December 2024 - $35.4 million) as part of ongoing reclamation and mine closure obligations. As at December 31, 2025 the undrawn portion of the Revolving Credit Facility net of the letters of credit and drawdowns is $139.6 million (December 2024 - $139.6 million).